Inventories	12 Months Ended
Dec. 31, 2025
Disclosure of inventories [Abstract]
Inventories [Text Block]	8. Inventories
	December 31, 2025	December 31, 2024
	$	$
Gold dore on hand	469	10,216
Gold‐in‐process	3,880	2,229
Ore stockpiles	49,361	12,117
Supplies	17,092	18,268
Total inventories	70,802	42,830